COPELAND & COVERT, PLLC
Attorneys-at-Law
www.copelandcovert.com

Houston Office | 395 Sawdust Road, Suite 2148 | The Woodlands, TX 77380 | Phone: 281.702.2137 | Fax: 866.862.1719

January 26, 2016

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management

Re:	Lyons Funds., File Nos. 811-23045 and 333-203256, Post-Effective Amendment # 1 to Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return information in Pre-Effective Amendment No. 4.

We have reviewed the amendment, and we represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any questions or comments concerning this PEA#1 to the undersigned at the above number.

Sincerely,

COPELAND & COVERT, PLLC

/s/ David D. Jones, Esq.
DAVID D. JONES, ESQ.